Discontinued Operations - Sale of VitaMedica (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Accounts receivable net of allowance for doubtful accounts		$ 219,600
Fixed assets, net of accumulated depreciation				$ 1,268,355	$ 913,246
Discontinued Operations - Sale of VitaMedica [Member]
Revenues	$ 2,673,744		$ 6,708,021	8,707,268	7,610,949
Cost of sales	587,142		1,480,486	2,051,854	1,362,036
Sales general and administrative expenses	1,888,490		4,694,350	6,076,257	5,891,301
Deprecation and amortization	115,896		353,646	425,263	527,634
Other expenses				(59,742)	(212,427)
Income (loss) from discontinued operations				213,636	(382,449)
Accounts receivable net of allowance for doubtful accounts	444,730		444,730	0	289,416
Fixed assets, net of accumulated depreciation	$ 54,791		$ 54,791	0	83,840
Total assets				0	$ 4,875,757
Total liabilities				$ 0